TOML Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DeepGreen Metals Inc. [Member]
TOML Acquisition (Tables) [Line Items]
Schedule of net assets acquired as part of the TOML acquisition
Net Assets acquired	$
Cash payment	560,000
Common shares issued for TOML acquisition (7,777,777 @ $3.60)	27,999,997
Transaction costs paid	47,375
Deferred consideration	3,440,000
Total Acquisition Cost	32,047,372

Allocated to
Equipment	21,274
Exploration licenses (Note 4)	42,701,464
Deferred tax liability(1)	(10,675,366)

Net Assets acquired as at March 31, 2020	$
Cash payment	560,000
Common shares issued for TOML acquisition (7,777,777 @ $3.60)	27,999,997
Transaction costs paid	47,375
Deferred consideration	3,440,000
Total Acquisition Cost	32,047,372
Allocated to
Equipment (Note 7)	21,274
Exploration licenses (Note 8)	42,701,464
Deferred tax liability (Note 15)(1)	(10,675,366)